Summary of Significant Accounting Policies - Schedule of Earnings Per Share Anti-Diluted (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Excluded potentially dilutive securities	67,947,434	338,077,845	77,240,834	427,734,547
Warrants to Purchase Common Stock [Member]
Excluded potentially dilutive securities	62,064,634	122,418,645	62,064,634	268,788,732
Series B Convertible Preferred Stock [Member]
Excluded potentially dilutive securities		199,785,600	5,175,400
Series C-1 Convertible Preferred Stock [Member]
Excluded potentially dilutive securities	5,882,800	15,873,600	10,000,800
Convertible Notes [Member]
Excluded potentially dilutive securities				50,198,041
Favored Nations [Member]
Excluded potentially dilutive securities				108,747,774